Balance Sheets (Unaudited) (USD $)	Jan. 31, 2013	Apr. 30, 2012
Current assets
Cash	$ 828,248	$ 786,574
Accounts receivable, trade (Net of allowance for doubtful accounts of $500 at October 31, 2012 and April 30, 2012)	149,425	167,557
Inventories	96,233	84,790
Prepaid expenses	24,542	27,370
Total current assets	1,098,448	1,066,291
Equipment and leasehold improvements
Equipment	209,919	203,120
Leasehold improvements	20,022	20,022
[PropertyPlantAndEquipmentGross]	229,941	223,142
Less accumulated depreciation and amortization	(216,207)	(213,522)
Total equipment and leasehold improvements, net	13,734	9,620
Other assets
Patents less accumulated amortization	28,982	12,768
Pending patents	170,425	152,868
Deposits	5,937	5,937
Total other assets	205,344	171,573
[Assets]	1,317,526	1,247,484
Current Liabilities
Accounts payable	26,279	12,519
Accrued compensation and payroll taxes	8,522	36,734
Other accrued expenses	3,000	3,000
Federal income taxes payable	8,727
Medical Device Excise Tax	2,290
Accrued vacation	17,645	23,381
Total current liabilities	66,463	75,634
Deferred income taxes	35,057	35,057
Shareholders equity
Common stock, no par value: 20,000,000 authorized shares issued: 14,935,511 shares outstanding at October 31, 2012 and April 30, 2012	660,988	660,988
Receivable from Affiliate	(19,699)	(19,699)
Retained earnings	574,717	495,504
Total Shareholders Equity	1,216,006	1,136,793
[LiabilitiesAndStockholdersEquity]	$ 1,317,526	$ 1,247,484